UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Pennsylvania Municipals Fund
Class A [SBPAX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Pennsylvania Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$39	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$90,837,988
Total Number of Portfolio Holdings*	82
Portfolio Turnover Rate	1%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Pennsylvania Municipals Fund	PAGE 1	7368-STSR-1124

Western Asset Pennsylvania Municipals Fund
Class C [SPALX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Pennsylvania Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$68	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$90,837,988
Total Number of Portfolio Holdings*	82
Portfolio Turnover Rate	1%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Pennsylvania Municipals Fund	PAGE 1	7369-STSR-1124

Western Asset Pennsylvania Municipals Fund
Class I [LPPIX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Pennsylvania Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$90,837,988
Total Number of Portfolio Holdings*	82
Portfolio Turnover Rate	1%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Pennsylvania Municipals Fund	PAGE 1	7441-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Pennsylvania Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.9%
Education — 6.2%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$438,312
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	417,904
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	561,855
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	705,927
Northampton County, PA, General Purpose Authority, College Revenue, Lafayette College, Refunding	5.000%	11/1/47	1,000,000	1,033,054
Pennsylvania State Higher EFA Revenue, Widener University, Series A, Refunding	4.000%	7/15/46	2,300,000	2,057,249
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	402,928
Total Education				5,617,229
Health Care — 24.2%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	505,847
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	603,625
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	535,918
St. Luke’s University Health Network	4.000%	8/15/34	785,000	793,598
St. Luke’s University Health Network	4.000%	8/15/35	500,000	504,563
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	280,000	280,665
Diakon Lutheran Social Ministries, Series A, Refunding	5.000%	1/1/39	285,000	293,213
Penn State Health, Series 2019	4.000%	11/1/36	1,200,000	1,217,316
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	3,013,154
Penn State Health, Series 2021	5.000%	11/1/46	1,250,000	1,308,877
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,028,860
See Notes to Financial Statements.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	$1,000,000	$1,014,512
Montgomery County, PA, IDA, Retirement Communities Revenue:
Acts Retirement-Life Communities, Series A	5.250%	11/15/53	1,315,000	1,377,226
Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,044,394
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	250,000	267,674
University of Pittsburgh Medical Centre, Series A	4.000%	5/15/53	2,000,000	1,890,672
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	2,500,000	2,557,187 (a)
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	1,774,052
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	1,934,807
Total Health Care				21,946,160
Industrial Revenue — 1.7%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,061,092
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	500,000	509,599 (b)(c)
Total Industrial Revenue				1,570,691
Leasing — 7.6%
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	1,400,000	1,562,288 (d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	300,000	317,462 (d)
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,123,246
Philadelphia, PA, Energy Authority City Service Agreement Revenue:
Philadelphia Street Lighting Project, Series A	5.000%	11/1/42	1,000,000	1,111,610
Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	700,000	774,536
See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Leasing — continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$250,000	$260,020
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	778,462
Total Leasing				6,927,624
Local General Obligation — 5.3%
North Allegheny, PA, SD, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,006,514
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,616,997
Wilkes-Barre Area SD, PA, GO, BAM, State Aid Withholding	4.000%	4/15/49	2,250,000	2,217,854
Total Local General Obligation				4,841,365
Power — 3.5%
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,574,622
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	190,125 *(e)
Series A	5.050%	7/1/42	70,000	29,575 *(e)
Series XX	5.250%	7/1/40	735,000	310,538 *(e)
Series ZZ, Refunding	—	7/1/18	150,000	63,000 *(f)
Total Power				3,167,860
Special Tax Obligation — 4.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	150,000	151,943
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,090,901
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	180,960
CAB, Restructured, Series A-1	0.000%	7/1/46	1,140,000	386,902
Restructured, Series A-1	4.550%	7/1/40	50,000	50,283
Restructured, Series A-1	4.750%	7/1/53	415,000	416,277
Restructured, Series A-1	5.000%	7/1/58	185,000	186,916
Restructured, Series A-2	4.329%	7/1/40	330,000	329,837
Total Special Tax Obligation				3,794,019
State General Obligation — 0.8%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,225
Restructured, Series A-1	5.375%	7/1/25	5,226	5,257
See Notes to Financial Statements.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	5.625%	7/1/27	$10,372	$10,833
Restructured, Series A-1	5.625%	7/1/29	10,203	11,024
Restructured, Series A-1	5.750%	7/1/31	9,910	11,028
Restructured, Series A-1	4.000%	7/1/33	9,398	9,416
Restructured, Series A-1	4.000%	7/1/35	178,447	178,270
Restructured, Series A-1	4.000%	7/1/37	425,000	422,279
Restructured, Series A-1	4.000%	7/1/41	74,857	72,426
Restructured, Series A-1	4.000%	7/1/46	10,251	9,686
Subseries CW	0.000%	11/1/43	41,550	26,800 (c)
Total State General Obligation				765,244
Transportation — 25.4%
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,078,959
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,176,677
Series A-2	5.000%	12/1/48	2,000,000	2,101,129
Series B	5.000%	12/1/45	3,500,000	3,791,767
Series B, Refunding	5.250%	12/1/52	1,000,000	1,108,683
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,308,235
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,328,478 (d)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,071,977 (d)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/34	1,000,000	1,052,046
Parking System Revenue	5.000%	12/15/36	1,000,000	1,050,677
Total Transportation				23,068,628
Water & Sewer — 18.0%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	750,000	762,479
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,597,605
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	907,076
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	800,471
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	3,521,352
Series A	5.000%	11/1/45	1,000,000	1,073,665
See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$511,976 (g)
Westmoreland County, PA, Municipal Authority Revenue, CAB, Series B, AGM	0.000%	8/15/30	8,830,000	7,187,899
Total Water & Sewer				16,362,523

Total Investments before Short-Term Investments (Cost — $89,578,818)				88,061,343
Short-Term Investments — 2.1%
Municipal Bonds — 2.1%
Leasing — 1.3%
Philadelphia, PA, Authority for Industrial Development, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	3.140%	10/1/30	1,215,000	1,215,000 (h)(i)
Transportation — 0.8%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.190%	12/1/39	690,000	690,000 (h)(i)

Total Short-Term Investments (Cost — $1,905,000)				1,905,000
Total Investments — 99.0% (Cost — $91,483,818)				89,966,343
Other Assets in Excess of Liabilities — 1.0%				871,645
Total Net Assets — 100.0%				$90,837,988

See Notes to Financial Statements.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Pennsylvania Municipals Fund
*	Non-income producing security.
(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of September 30, 2024.
(f)	The maturity principal is currently in default as of September 30, 2024.
(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EFA	—	Educational Facilities Authority
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
SD	—	School District
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	23	12/24	$3,082,977	$3,061,156	$(21,821)
See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2024

Assets:
Investments, at value (Cost — $91,483,818)	$89,966,343
Cash	37,108
Interest receivable	1,149,178
Receivable for Fund shares sold	18,188
Other assets	554
Prepaid expenses	22,616
Total Assets	91,193,987
Liabilities:
Payable for Fund shares repurchased	222,104
Fund accounting fees payable	27,949
Investment management fee payable	24,751
Audit and tax fees payable	18,010
Payable to brokers — net variation margin on open futures contracts	17,969
Distributions payable	17,106
Service and/or distribution fees payable	10,714
Trustees’ fees payable	459
Accrued expenses	16,937
Total Liabilities	355,999
Total Net Assets	$90,837,988
Net Assets:
Par value (Note 7)	$76
Paid-in capital in excess of par value	102,046,716
Total distributable earnings (loss)	(11,208,804)
Total Net Assets	$90,837,988
Net Assets:
Class A	$72,072,989
Class C	$3,162,164
Class I	$15,602,835
Shares Outstanding:
Class A	6,058,691
Class C	266,883
Class I	1,312,168
Net Asset Value:
Class A (and redemption price)	$11.90
Class C*	$11.85
Class I (and redemption price)	$11.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$12.36

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2024

Investment Income:
Interest	$1,636,353
Expenses:
Investment management fee (Note 2)	208,473
Service and/or distribution fees (Notes 2 and 5)	67,010
Transfer agent fees (Notes 2 and 5)	34,310
Fund accounting fees	33,824
Registration fees	21,405
Audit and tax fees	17,035
Shareholder reports	6,283
Legal fees	4,660
Trustees’ fees	1,231
Commitment fees (Note 8)	441
Insurance	362
Interest expense	(87)
Miscellaneous expenses	4,254
Total Expenses	399,201
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(49,549)
Net Expenses	349,652
Net Investment Income	1,286,701
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(116,751)
Futures contracts	142,253
Net Realized Gain	25,502
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,752,904
Futures contracts	(75,396)
Change in Net Unrealized Appreciation (Depreciation)	1,677,508
Net Gain on Investments and Futures Contracts	1,703,010
Increase in Net Assets From Operations	$2,989,711
See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$1,286,701	$2,853,133
Net realized gain (loss)	25,502	(185,171)
Change in net unrealized appreciation (depreciation)	1,677,508	(80,281)
Increase in Net Assets From Operations	2,989,711	2,587,681
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,282,036)	(2,850,542)
Decrease in Net Assets From Distributions to Shareholders	(1,282,036)	(2,850,542)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,279,061	7,610,887
Reinvestment of distributions	1,160,513	2,577,461
Cost of shares repurchased	(11,383,260)	(28,472,549)
Decrease in Net Assets From Fund Share Transactions	(5,943,686)	(18,284,201)
Decrease in Net Assets	(4,236,011)	(18,547,062)
Net Assets:
Beginning of period	95,073,999	113,621,061
End of period	$90,837,988	$95,073,999
See Notes to Financial Statements.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.67	$11.67	$12.26	$13.09	$12.80	$12.76
Income (loss) from operations:
Net investment income	0.16	0.32	0.29	0.28	0.31	0.36
Net realized and unrealized gain (loss)	0.23	(0.00)[3]	(0.59)	(0.83)	0.29	0.04
Total income (loss) from operations	0.39	0.32	(0.30)	(0.55)	0.60	0.40
Less distributions from:
Net investment income	(0.16)	(0.32)	(0.29)	(0.28)	(0.31)	(0.36)
Total distributions	(0.16)	(0.32)	(0.29)	(0.28)	(0.31)	(0.36)
Net asset value, end of period	$11.90	$11.67	$11.67	$12.26	$13.09	$12.80
Total return[4]	3.39%	2.84%	(2.37)%	(4.30)%	4.74%	3.12%
Net assets, end of period (000s)	$72,073	$75,466	$86,524	$104,625	$112,905	$104,693
Ratios to average net assets:
Gross expenses	0.87%[5]	0.84%	0.80%	0.78%	0.78%	0.78%
Net expenses	0.77 [5,6]	0.76 [6]	0.80 [6]	0.78	0.78 [6]	0.78 [6]
Net investment income	2.76 [5]	2.79	2.52	2.15	2.40	2.76
Portfolio turnover rate	1%	6%	9%	18%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.63	$11.62	$12.22	$13.03	$12.75	$12.70
Income (loss) from operations:
Net investment income	0.13	0.25	0.23	0.21	0.24	0.29
Net realized and unrealized gain (loss)	0.22	0.02 [3]	(0.60)	(0.81)	0.28	0.05
Total income (loss) from operations	0.35	0.27	(0.37)	(0.60)	0.52	0.34
Less distributions from:
Net investment income	(0.13)	(0.26)	(0.23)	(0.21)	(0.24)	(0.29)
Total distributions	(0.13)	(0.26)	(0.23)	(0.21)	(0.24)	(0.29)
Net asset value, end of period	$11.85	$11.63	$11.62	$12.22	$13.03	$12.75
Total return[4]	3.02%	2.27%	(2.92)%	(4.71)%	4.10%	2.56%
Net assets, end of period (000s)	$3,162	$3,699	$5,387	$8,686	$16,354	$29,699
Ratios to average net assets:
Gross expenses	1.42%[5]	1.40%	1.35%	1.33%	1.32%	1.33%
Net expenses	1.33 [5,6]	1.32 [6]	1.35 [6]	1.33	1.32 [6]	1.33 [6]
Net investment income	2.20 [5]	2.22	1.96	1.61	1.86	2.25
Portfolio turnover rate	1%	6%	9%	18%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.67	$11.67	$12.26	$13.08	$12.80	$12.75
Income (loss) from operations:
Net investment income	0.17	0.34	0.32	0.31	0.33	0.38
Net realized and unrealized gain (loss)	0.22	0.01 [3]	(0.59)	(0.83)	0.28	0.05
Total income (loss) from operations	0.39	0.35	(0.27)	(0.52)	0.61	0.43
Less distributions from:
Net investment income	(0.17)	(0.35)	(0.32)	(0.30)	(0.33)	(0.38)
Total distributions	(0.17)	(0.35)	(0.32)	(0.30)	(0.33)	(0.38)
Net asset value, end of period	$11.89	$11.67	$11.67	$12.26	$13.08	$12.80
Total return[4]	3.41%	3.06%	(2.17)%	(4.06)%	4.85%	3.38%
Net assets, end of period (000s)	$15,603	$15,910	$21,710	$31,403	$34,857	$33,012
Ratios to average net assets:
Gross expenses	0.72%[5]	0.70%	0.66%	0.65%	0.65%	0.65%
Net expenses[6,7]	0.55 [5]	0.55	0.59	0.60	0.60	0.60
Net investment income	2.98 [5]	3.00	2.73	2.33	2.57	2.94
Portfolio turnover rate	1%	6%	9%	18%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, effective December 1, 2022 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to December 1,
2022, the expense limitation was 0.60%.

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$88,061,343	—	$88,061,343
Short-Term Investments†	—	1,905,000	—	1,905,000
Total Investments	—	$89,966,343	—	$89,966,343
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$21,821	—	—	$21,821

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Pennsylvania.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

As of September 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. “Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended September 30, 2024, fees waived and/or expenses reimbursed amounted to $49,549.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at September 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires March 31, 2025	$4,014	$297	$19,321
Expires March 31, 2026	57,608	3,164	25,409
Expires March 31, 2027	34,310	1,571	13,668
Total fee waivers/expense reimbursements subject to recapture	$95,932	$5,032	$58,398
For the six months ended September 30, 2024, FTFA did not recapture any fees.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended September 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,465 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended September 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,121
CDSCs	459
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2024, such purchase and sale transactions (excluding accrued interest) were $6,315,000 and $5,800,000, respectively.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$500,000
Sales	7,487,361
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$91,484,926	$975,645	$(2,494,228)	$(1,518,583)
Futures contracts	—	—	(21,821)	(21,821)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2024.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$21,821

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$142,253

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(75,396)
During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,922,129
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended September 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$55,190	$26,577
Class C	11,820	1,386
Class I	—	6,347
Total	$67,010	$34,310
For the six months ended September 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$34,310
Class C	1,571
Class I	13,668
Total	$49,549
6. Distributions to shareholders by class

	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Net Investment Income:
Class A	$1,011,829	$2,230,331
Class C	36,979	98,673
Class I	233,228	521,538
Total	$1,282,036	$2,850,542
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
7. Shares of beneficial interest
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	194,016	$2,265,442	501,003	$5,794,001
Shares issued on reinvestment	78,497	916,279	176,568	2,023,389
Shares repurchased	(678,008)	(7,925,890)	(1,627,364)	(18,689,937)
Net decrease	(405,495)	$(4,744,169)	(949,793)	$(10,872,547)
Class C
Shares sold	14,305	$166,446	17,097	$193,523
Shares issued on reinvestment	3,049	35,427	8,000	91,304
Shares repurchased	(68,539)	(796,940)	(170,432)	(1,947,037)
Net decrease	(51,185)	$(595,067)	(145,335)	$(1,662,210)
Class I
Shares sold	158,146	$1,847,173	140,785	$1,623,363
Shares issued on reinvestment	17,896	208,807	40,400	462,768
Shares repurchased	(227,236)	(2,660,430)	(678,779)	(7,835,575)
Net decrease	(51,194)	$(604,450)	(497,594)	$(5,749,444)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2024.

Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

9. Deferred capital losses
As of March 31, 2024, the Fund had deferred capital losses of $9,831,948, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Pennsylvania Municipals Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Pennsylvania Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain
Western Asset Pennsylvania Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional Pennsylvania municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2023 was below the median and that the Fund’s performance for the 10-year period ended December 31, 2023 was approximately equal to the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The

Western Asset Pennsylvania Municipals Fund

information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional Pennsylvania municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below than the median. The Board noted that the expense caps were lowered for two share classes, effective December 1, 2022, and considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and its Actual Management Fee wasere below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Pennsylvania Municipals Fund

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Western Asset
Pennsylvania Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Pennsylvania Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Pennsylvania Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Pennsylvania Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90078-SFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 18, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 18, 2024